Summary of Business and Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess tax benefit									$ 5,000	$ 35,000
Share based compensation									44,689	48,524	$ 29,971
Revenue	$ 881,862	$ 900,606	$ 900,663	$ 915,353	$ 829,620	$ 838,982	$ 845,242	$ 859,543	3,598,484	3,373,387	2,960,896
Retained earnings	(1,053,446)				$ (1,141,116)				(1,053,446)	$ (1,141,116)
Minimum | Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									40,000
Retained earnings	100,000								100,000
Maximum | Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									50,000
Retained earnings	$ 130,000								$ 130,000
ASU 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Share based compensation								$ 2,000
ASU 2016-09 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment											92,000
ASU 2016-09, Excess Tax Benefit Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets											92,000
ASU 2016-09, Forfeiture Rate Component | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment											$ 2,000